Note 6 - Note Payable - Summary of Note Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017	$ 2,719
2018	4,463
2019	4,512
Total payments	11,694
Less: Amount representing interest	(1,694)
Present value of obligations	10,000
Less: Unamortized debt discount	(371)
	9,629
Less: Note payable, noncurrent portion	7,762	$ 0
Note payable, current portion	$ 1,867	$ 4,446